Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2017	May 22, 2015
Income Tax Disclosure [Abstract]
Net operating loss carryovers	$ 14,600,000	$ 421,000
Operating loss carryovers expiration year	2035
Increase in valuation allowance	$ 3,325,000